Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of segment reporting information

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Revenue
Arizona	$320,691	$40,024	$—
California	413,917	590,964	378,617
Metro New York (1)	—	—	—
Total	$734,608	$630,988	$378,617

Pretax (loss) income
Arizona	$9,325	$(3,927)	$(547)
California	10,131	53,019	38,840
Metro New York (1)	(19,764)	(13,225)	8,631
Corporate	(11,857)	(7,317)	(5,605)
Total	$(12,165)	$28,550	$41,319
(1)	The Metro New York reportable segment does not currently have any active selling communities. Included in pretax (loss) income is $16.4 million loss, $7.9 million loss, and $13.0 million income from unconsolidated joint ventures for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table summarizes total assets by segment:

	December 31,
	2020	2019
	(dollars in thousands)
Assets
Arizona	$268,141	$100,086
California	409,705	542,774
Metro New York	120,168	153,123
Corporate	97,750	43,234
Total	$895,764	$839,217